Operating Segments	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
OPERATING SEGMENTS

Note 24:- operating segments

a.	General:

The Group is engaged through five directly held subsidiaries; Matrix; Magic Software; Sapiens; Insync and Michpal; and one jointly controlled entity: TSG, in providing software services, proprietary and non-proprietary software solutions, software product marketing and support, computer infrastructure and integration solutions and training and integration.

Matrix

Matrix IT Ltd. is Israel's leading IT services company. Matrix provides software solutions and services, software development projects, outsourcing, integration of software systems and services – all in accordance with its customers' specific needs. Matrix also provides upgrading and expansion of existing software systems.

Matrix operates through its directly and indirectly held subsidiaries in the following segments: (1) Information Technology (IT) Software solutions and services, Consulting & Management in Israel; (2) Information Technologies (IT) Software solutions and services in the U.S; (3) Training and integration; (4) Computer infrastructure and integration solutions; and, (5) Software product marketing and support.

Information Technologies (IT) Software solutions and services, Consulting & Management in Israel:

The software solutions and services in Israel provided by Matrix consist mainly of providing tailored software solutions and upgrading and expanding mainly existing large-scale software systems. These services include, among others, developing customized software, adapting software to the customer's specific needs, implementing software and modifying it based on the customer's needs, outsourcing, software project management, software testing and QA and integrating all or part of the above elements.

Furthermore the activity in this segment includes project management consulting services and multi-disciplinary operational and engineering consulting services, including supervision of complex engineering projects, all according to client specific needs as the scope of work invested in each element varies from one customer to the other. In 2019, activity in Software solutions and value-added services in Israel accounted for approximately 63% of Matrix's revenues for approximately 50% of its operating income, respectively.

Information Technologies (IT) Software solutions and services in the United States:

Matrix activities in this segment are primarily providing software solutions and services of Governance Risk and Compliance ("GRC") experts, including activities on the following topics: risk management, management and prevention of fraud, Anti-Money Laundering, trade surveillance as well as, specialized advisory services in the area of compliance with financial regulation and operational services, through Matrix-IFS (formerly Exzac Inc.), a wholly owned subsidiary of Matrix, as well as providing solutions and specialized technological services in areas such as: portals, BI (Business Intelligence) DBA (Data Base Administration), CRM (Customer Relation Management) and EIM (Enterprise Information Management). Furthermore the activity in this segment includes dedicated solutions for the GovCon Government contracting market, IT help desk services specializing in healthcare and software product distribution services particularly IBM products. The activity in this segment is performed mostly through Matrix IFS and Xtivia Technologies Inc., wholly owned subsidiaries of Matrix and their respective subsidiaries. In 2019, activity in the U.S accounted for approximately 11% of Matrix's revenues and for approximately 23% of its operating income, because of higher operating gross margin in the U.S.

Training and integration:

Matrix's activities in this segment consist of operating a network of high-tech training and instruction centers which provide application courses, professional training courses and advanced professional studies in the high-tech industry, courses of soft skills and management training and provision of training and implementation of computer systems. In 2019, activity in training and integration accounted for approximately 4% of Matrix's revenues and for approximately 7% of its operating income, respectively.

Computer infrastructure and integration solutions:

Matrix's activities in this segment is primarily providing computer solutions to computer and communications infrastructures, marketing and sale of computers and peripheral equipment to business customers, providing related services, and cloud computing solutions (through the business specializing unit of the Company - Cloud Zone) and a myriad of services regarding Database services and Big data services (through the specialized business unit Data zone). In 2019, activity in Computer infrastructure and integration solutions accounted for approximately 17% of Matrix's revenues and for approximately 11% of its operating income, respectively.

Software product marketing and support:

Matrix's activities in this segment include marketing, distributing and support for various software products, the principal of which are CRM, computer systems management infrastructures, web world content management, database and data warehouse mining, application integration, database and systems, data management and software development tools. In 2019, activity in software product marketing and support accounted for about 5% of Matrix's revenues and for approximately 9% of its operating income, respectively.

Sapiens

Sapiens is a leading global provider of software solutions for the insurance industry. Sapiens' extensive expertise is reflected in its innovative software platforms, suites, solutions and services for property & casualty (P&C); life, pension & annuity (L&A); reinsurance; financial and compliance (F&C); workers' compensation (WC); and financial markets. Sapiens offers a full digital suite that provides an end-to-end, holistic and seamless digital experience for carriers, agents, customers and assorted insurance personnel, across multiple devices and technologies. Sapiens' offerings enable its customers to effectively manage their core business functions – including policy administration, claims and billing –supporting insurers during their digital transformation journeys. Sapiens portfolio also covers underwriting, illustration and electronic application. Furthermore, Sapiens supplies decision management solutions tailored to a variety of financial services providers, so business users across verticals can quickly deploy business logic and comply with policies and regulations throughout their organizations. Its platforms possess modern, modular architecture and are digital-driven empowering customers to respond to the rapidly changing insurance market and frequent regulatory changes, while improving the efficiency of their core operations.

Magic Software

Magic Software is a global provider of: (i) proprietary application development and business process integration platforms; (ii) selected packaged vertical software solutions; as well as (iii) software services and Information Technologies ("IT") outsourcing software services. Magic Software's technology is used by customers to develop, deploy and integrate on-premise, mobile and cloud-based business applications quickly and cost effectively. In addition, Magic Software's technology enables enterprises to accelerate the process of delivering business solutions that meet current and future needs and allow customers to dramatically improve their business performance and return on investment.

With respect to software services and IT outsourcing services, Magic Software offers a vast portfolio of professional services in the areas of infrastructure design and delivery, application development, technology consulting planning and implementation services, integration projects, project management, software testing and quality assurance, engineering consulting (including supervision of engineering projects), support services, cloud computing for deployment of highly available and massively-scalable applications and API's and supplemental outsourcing services, all according to the specific needs of the customer, and in accordance with the professional expertise required in each case.

In addition, Magic Software offers a variety of proprietary comprehensive packaged software solutions through certain of its subsidiaries for (i) enterprise-wide and fully integrated medical platform ("Clicks"), specializing in the design and management of patient-file oriented software solutions for managed care and large-scale health care providers. This platform aims to allow providers to securely access an individual's electronic health record at the point of care, and it organizes and proactively delivers information with potentially real time feedback to meet the specific needs of physicians, nurses, laboratory technicians, pharmacists, front- and back-office professionals and consumers; (ii) enterprise management systems for both hubs and traditional air cargo ground handling operations from physical handling and cargo documentation through customs, seamless electronic data interchange, or EDI communications, dangerous goods, special handling, track and trace, security to billing ("Hermes"); (iii) enterprise human capital management, or HCM, solutions, to facilitate the collection, analysis and interpretation of quality data about people, their jobs and their performance, to enhance HCM decision making ("HR Pulse"); (iv) revenue management and monetization solutions in mobile, wireline, broadband and mobile virtual network operator/enabler, or MVNO/E ("Leap"); and (v) comprehensive systems for managing broadcast channels in the area of TV broadcast management through cloud-based on-demand service or on-premise solutions;

Magic Software solutions are used by customers to develop, deploy and integrate on-premise, mobile and cloud-based business applications quickly and cost effectively. In addition, its technology enables enterprises to accelerate the process of delivering business solutions that meet current and future needs and allow customers to dramatically improve their business performance and return on investment. Its software solutions include application platforms for developing and deploying specialized and high-end large-scale business applications (Magic xpa application platform, formerly branded uniPaaS, Appbuilder and Magic SmartUX ), an integration platform that allows the integration and interoperability of diverse solutions, applications and systems in a quick and efficient manner (Magic xpi business and process integration platform, formerly branded iBOLT), a hybrid integration platform as a service (IPaaS), which enables customers to accelerate digital transformation on the cloud, on-premises or on both (Magic xpc) and FactoryEye - a proprietary high performance, low-code, flexible, hybrid platform for manufacturers based on existing infrastructure enabling real-time virtualizations of all production data and advanced analytics (based on machine learning) for improved productivity and competitive advantage. These solutions enable Magic Software customers to improve their business performance and return on investment by supporting the affordable and rapid delivery and integration of business applications, systems and databases.

Magic Software products and services are available through a global network of regional offices, independent software vendors, system integrators, distributors and value-added resellers as well as original equipment manufacturers and consulting partners in approximately 50 countries.

Insync

InSync is a U.S based national supplier of employees to Vendor Management Systems (VMS) Workforce Management Program accounts. Insync specializes in providing professionals in the following areas; Accounting and Finance, Administrative, Customer Service, Clinical, Scientific and Healthcare, Engineering, Manufacturing and Operations, Human Resources, IT Technology, LI/MFG, and Marketing and Sales. InSync currently supports more than 30 VMS program customers with employees in over 40 states.

Michpal

Michpal, an Israeli registered company, is a developer of proprietary, on-premise payroll software solution for processing traditional payroll stubs to Israeli enterprises and payroll service providers. Michpal also developed several complementary modules such as attendance reporting, which are sold to its customers for additional fees. Together with its subsidiaries Unique Software Industries Ltd, a software development and services company, providing integrated solutions in the field of payroll for more than 30 years, including pay-stubs, pension services management, education funds management, and software solutions for managing employee attendance, and Effective Solutions Ltd Michapl also provides consulting services in the fields of operational cost savings and procurement, as well as salary control and monitoring a payroll, labor, pensions, social security and employee income tax matters. As of December 31, 2019, Michpal serves approximately 8,000 customers, most of which are long-term customers.

TSG

TSG is a global high technology company engaged in high-end technical solutions for protecting the safety of national borders, improving data gathering mechanisms, and enhancing communications channels for military, homeland security and civilian organizations.

TSG operates primarily in the defense and homeland security arenas. The nature of military and homeland security actions in recent years, including low intensity conflicts and ongoing terrorist activities, as well as budgetary pressures to focus on leaner but more technically advanced forces, have caused a shift in the defense and homeland security priorities for many of TSG's major customers. As a result, TSG believes there is a continued demand in the areas of command, control, communications, computer and intelligence (C4I) systems, intelligence, surveillance and reconnaissance (ISR) systems, intelligence gathering systems, border and perimeter security systems, cyber-defense systems. There is also a continuing demand for cost effective logistic support and training and simulation services. TSG believes that its synergistic approach of finding solutions that combine elements of its various activities positions it to meet evolving customer requirements in many of these areas.

TSG tailors and adapts its technologies, integration skills, market knowledge and operationally-proven systems to each customer's individual requirements in both existing and new platforms. By upgrading existing platforms with advanced technologies, TSG provides customers with cost-effective solutions, and its customers are able to improve their technological and operational capabilities within limited budgets.

TSG markets its systems and products either as a prime contractor or as a subcontractor to various governments and defense and homeland security contractors worldwide. In Israel, TSG sells its defense, intelligence and homeland security systems and products mainly to the IMOD, which procures all equipment for the Israeli Defense Force (IDF).

b)	Consolidated Goodwill in material partially owned subsidiaries:

	December 31,
	2019	2018
Matrix and its subsidiaries	$260,492	$215,696
Sapiens and its subsidiaries	316,082	311,489
Magic Software and its subsidiaries	117,743	95,006
Michpal and its subsidiaries	29,876	18,727
	$724,193	$640,918

c)	Reporting on operating segments:

The operating segments are identified on the basis of information that is reviewed by the chief operating decision maker ("CODM") to make decisions about resources to be allocated and assess its performance. The CODM have been identified as Formula's CEO. The CODM assess the performance of the Group based on each of the Group's directly held investees' operating income (or loss). Headquarters and finance expenses of Formula are allocated proportionally among the investees.

	Matrix	Sapiens	Magic Software	Other	Adjustments	Total

Year ended December 31, 2019:
Revenues from external customers	1,005,721	325,674	322,401	131,668	(84,349)	1,701,115
Inter-segment revenues	3,986	-	3,229	510	(7,725)	-
Revenues	1,009,707	325,674	325,630	132,178	(92,074)	1,701,115
Unallocated corporate expenses	-	-	-	-	-	-
Depreciation and amortization	11,713	25,619	14,025	4,148	(2,104)	53,401
Operating income	71,552	32,336	33,817	8,227	(7,443)	138,489
Financial expenses, net						(18,652)
Group's share of profits of companies accounted for at equity, net						1,787
Taxes on income						(27,201)
Net income						94,423

Year ended December 31, 2018:
Revenues from external customers	878,188	289,707	282,205	109,041	(66,153)	1,492,988
Inter-segment revenues	2,869	-	2,170	80	(5,119)	-
Revenues	881,057	289,707	284,375	109,121	(71,272)	1,492,988
Unallocated corporate expenses	-	-	-	-	(2,113)	(2,113)
Depreciation and amortization	8,554	26,249	12,562	5,081	(3,712)	48,734
Operating income	61,264	16,799	31,698	4,210	(4,354)	109,617
Financial expenses, net						(8,290)
Group's share of profits of companies accounted for at equity, net						369
Taxes on income						(24,301)
Net income						77,395

Year ended December 31, 2017:
Revenues from external customers	790,946	269,194	256,207	105,608	(66,816)	1,355,139
Inter-segment revenues	3,679	-	1,933	200	(5,812)	-
Revenues	794,625	269,194	258,140	105,808	(72,628)	1,355,139
Unallocated corporate expenses	-	-	-	-	(3,472)	(3,472)
Depreciation and amortization	6,855	21,969	13,611	4,935	(3,724)	43,646
Operating income (loss)	54,337	(5,053)	25,956	3,670	(6,104)	72,806
Financial expenses, net						(21,119)
Group's share of profits of companies accounted for at equity, net						1,124
Taxes on income						(13,371)
Net income						39,440